Cash flows reconciliation (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash Flows Reconciliation
Cash paid for the purchase of Anglo American Brasil shares	$ (30)
Proceeds from partial disposal of VODC shares	600
Cash paid for the acquisition of Aliança Energia shares	(493)
Proceeds from the partial disposal of PTVI shares	155
Proceeds from the partial disposal of VBML shares	2,455
Disbursement related to MRN sale		(72)
Proceeds from the divestment of Companhia Siderúrgica do Pecém		1,082
Cash contribution to Companhia Siderúrgica do Pecém		(1,149)
Proceeds from the sale of Midwestern System			140
Proceeds from the sale of California Steel Industries			437
Cash received (paid) from disposal and acquisition of investments, net	$ 2,687	$ (139)	$ 577